Expense Example {- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2005 Fund - Fidelity Freedom 2005 Fund - Retail Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	150
5 years	261
10 years	$ 588